Pruco Life Insurance Company                  Thomas C. Castano
                                              Assistant General Counsel
                                              Law Department

                                              Pruco Life Insurance Company
                                              213 Washington Street
                                              Newark, NJ 07102-2992
                                              (973) 802-4708 fax: (973) 802-9560



                                              October 20, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                    Re: Pruco Life Variable Universal Account

                          (Registration No. 333-85115)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 2 and (ii) that the text of Post-Effective Amendment No. 2 was filed electronically on October 13, 2000 (Accession No. 0000950110-00-001103).

                             By:        /s/ Thomas C. Castano
                                        Thomas C. Castano
                                        Assistant General Counsel
                                        Pruco Life Insurance Company

via EDGAR